Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Taxes [Abstract]
Schedule of Income Tax Expenses

Significant components of the income tax expenses are as follows:

	Years ended March 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Current:
Hong Kong	1,994,996	5,806,012	6,431,499	826,681
Total income tax expenses	1,994,996	5,806,012	6,431,499	826,681

Schedule of Statutory Rates to the Effective Tax Rate

The following table reconciles Cayman Islands statutory rates to the effective tax rate:

	Years ended March 31,
	2023	2024	2025
Income tax rate in the Cayman Islands, permanent tax holiday	0.0%	0.0%	0.0%
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Income not taxable	(2.8)%	—	(6.9)%
Under provision of prior year	(0.4)%	—	(0.3)%
Tax concession	(0.6)%	(0.7)%	(2.0)%
Change in valuation allowance (note (a))	8.4%	7.0%	65.2%
Effective tax rate	21.1%	22.8%	72.5%
(a)	Change in valuation allowance represents valuation allowance of deferred tax assets recorded for the years ended March 31, 2023, 2024 and 2025 from certain subsidiaries of the Company in Hong Kong.

Schedule of Deferred Tax Assets	The deferred tax assets consist of the following components:
	As of March 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Deferred tax assets	1,437,150	2,350,700	4,128,600	530,675
Valuation allowance	(1,437,150)	(2,350,700)	(4,128,600)	(530,675)
Net deferred tax assets	—	—	—	—

Schedule of Valuation Allowance

Movements of valuation allowance were as follows:

	For the years ended March 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Balance, beginning of the year	(643,500)	(1,437,150)	(2,350,700)	(302,150)
Additions	(793,650)	(913,550)	(1,777,900)	(228,525)
Balance, end of the year	(1,437,150)	(2,350,700)	(4,128,600)	(530,675)